Trade Accounts Receivable - Trade receivables (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2026	Jan. 31, 2026
Trade Accounts Receivable
Unbilled receivables	$ 3.4	$ 2.4
Percentage of account receivable	10.00%	10.00%